Management's consideration of going concern matters	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Managements Consideration Of Going Concern Matters [Abstract]
Managements Consideration of Going Concern Matters [Text Block]

Note 2: Management's consideration of going concern matters

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has sustained substantial losses from operations in recent years, and such losses have continued through the three-month period ended March 31, 2013. Furthermore, as discussed in Note 3, the Company’s contract with the New York City Department of Environment Regulation (“NYCDEP”) was terminated for convenience effective November 29, 2012.

At March 31, 2013, the Company had cash of approximately $2.3 million, a decrease of approximately $2.4 million from December 31, 2012. The Company has incurred net losses since inception, including a net loss of approximately $1.1 million during the three-month period ended March 31, 2013 and had an accumulated deficit of approximately $122 million at March 31, 2013.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financing requirements on a continuing basis, to maintain present financing, and to succeed in its future operations.The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

These uncertainties raise substantial doubt about the Company's ability to continue as a going concern. The financial statements included in this Form 10-Q have been prepared on a going concern basis and as such do not include any adjustments that might result from the outcome of this uncertainty.

Management is actively pursuing commercial contracts to generate operating revenue. Management has determined that the financial success of the Company is dependent upon the Company’s ability to obtain profitability from contracts with financially sound third parties to pursue projects involving the Technologies. In addition, management is considering opportunities to raise substantial funding through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations.

As more fully described in Note 11, on April 5, 2013, the Company issued shares of Series C Convertible Preferred Stock in exchange for the entire principal and accrued interest amounts of the Company’s December 2011 Bridge Notes and the Company’s November 2012 Bridge Notes.

Note 2: Management's consideration of going concern matters

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, the Company has sustained substantial losses from operations in recent years, and such losses have continued through the year ended December 31, 2012.

At December 31, 2012, the Company had cash of approximately $4.7 million. The Company has incurred net losses since inception, including a net loss of approximately $7.4 million during the year ended December 31, 2012 and had an accumulated deficit of approximately $120.9 million at December 31, 2012.

In view of the matters described in the preceding paragraph, recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon continued operations of the company, which in turn is dependent upon the company’s ability to meet its financing requirements on a continuing basis, to maintain present financing, and to succeed in its future operations.The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should the company be unable to continue in existence. Management is considering several alternatives for mitigating these conditions.

These uncertainties raise substantial doubt about the Company's ability to continue as a going concern. The financial statements included in this Form 10-K have been prepared on a going concern basis and as such do not include any adjustments that might result from the outcome of this uncertainty.

Management is actively seeking to raise substantial funding through additional equity or debt financing that will allow the Company to operate until it becomes cash flow positive from operations. Management is also actively pursuing commercial contracts to generate operating revenue. Management has determined that the financial success of the Company is largely dependent upon the Company’s ability to collaborate with financially sound third parties to pursue projects involving the Technologies.

As more fully described in Note 7, the Company initiated the following equity financing transactions during 2012:

On January 10, 2012, the Company received proceeds totaling approximately $498,000, net of issuance costs, from the exercise of an aggregate of 5,633,344 warrants at an exercise price of $0.095 per share.

On July 11, 2012, the Company received proceeds totaling approximately $1,566,000, net of issuance costs, from the issuance of 17,316,250 shares of the Company’s Common Stock, warrants for the purchase of an additional 18,670,375 shares at an exercise price of $0.15 per share and warrants for the purchase of an additional 1,354,125 shares at an exercise price of $0.10 per share.

On August 9, 2012, the Company received proceeds totaling approximately $729,000, net of issuance costs, from the issuance of 8,287,500 shares of the Company’s Common Stock, warrants for the purchase of an additional 9,116,250 shares at an exercise price of $0.15 per share and warrants for the purchase of an additional 828,750 shares at an exercise price of $0.10 per share.

On October 9, 2012 the Company received proceeds of approximately $331,000, net of issuance costs, from the issuance of 3,765,000 shares of the Company’s Common Stock, warrants for the purchase of an additional 4,141,500 shares at an exercise price of $0.15 per share and warrants for the purchase of an additional 376,500 shares at an exercise price of $0.10 per share.

Also, as more fully described in Note 5, on November 30, 2012 the Company entered into a Bridge Loan Agreement with certain investors on November 30, 2012 pursuant to which the Company received proceeds totaling $3.7 million.